Intangible assets - Schedule of Intangible Assets Amortization (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	$ 129	$ 263	$ 30
R&D expense
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	12	230	14
G&A expense
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	67	33	16
Cost Of Product Sales Expense
Disclosure of detailed information about intangible assets [line items]
Amortisation expense	$ 50	$ 0	$ 0